Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities Parenthetical (Detail) $ in Millions	1 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of other provisions [abstract]
Reclassification of compensation to contributed surplus	$ 27